UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                   WASHINGTON, D.C. 20549


                                         FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                                    INVESTMENT COMPANIES

Investment Company Act file number 811-21035

                               CitizensSelect Funds
                (Exact name of Registrant as specified in charter)


                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                             New York, New York 10166
               (Address of principal executive offices) (Zip code)

                               Mark N. Jacobs, Esq.
                                 200 Park Avenue
                             New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 922-6000

Date of fiscal year end:  4/30

Date of reporting period:  10/31/03





                                         FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS.

            CITIZENSSELECT FUNDS
CITIZENSSELECT PRIME MONEY MARKET FUND

SEMIANNUAL REPORT  October 31, 2003




The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                             8   Statement of Assets and Liabilities

                             9   Statement of Operations

                            10   Statement of Changes in Net Assets

                            11   Financial Highlights

                            15   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                 CitizensSelect
                                                        Prime Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for CitizensSelect Prime Money Market Fund covers the six-month period from May 1, 2003, through October 31, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Patricia A. Larkin.

Recent estimates of greater than expected U.S. Gross Domestic Product annualized growth during the third quarter of 2003 suggest that the economy has started to turn the corner. Tax cuts and low mortgage rates have put cash in consumers' pockets, and corporations have begun to increase spending and investment. After several years of falling interest rates, longer-term bond yields have begun to creep upward. However, the Federal Reserve Board has repeatedly affirmed its commitment to low short-term interest rates, and yields of money market instruments have remained near historical lows.

We have seen strong quarters before, only to be disappointed when growth proved unsustainable. Based on recent data, we are cautiously optimistic about the current economic environment. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest investments that are right for your current needs, future goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 17, 2003




DISCUSSION OF FUND PERFORMANCE

Patricia A. Larkin, Senior Portfolio Manager

How did CitizensSelect Prime Money Market Fund perform during the period?

During the six-month period ended October 31, 2003, the fund produced annualized yields of 0.93% for Class A shares, 0.68% for Class B shares, 0.43% for Class C shares and 0.33% for Class D shares. Taking into account the effects of compounding, the fund also produced annualized effective yields of 0.93% for Class A shares, 0.68% for Class B shares, 0.43% for Class C shares and 0.33% for Class D shares.(1)

What is the fund's investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic and foreign banks or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; and high-grade commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated obligations. Normally, the fund invests at least 25% of its net assets in bank obligations.

What other factors influenced the fund's performance?

Before the reporting period began, a number of factors had taken their toll on the U.S. economy, and the U.S. gross domestic product ("GDP") grew by just 1.4% during the first quarter of 2003. However, after it became clear that major combat in Iraq would be over quickly, investors became more optimistic. Yields began to rise at the longer end of the curve as investors' attention returned to the prospects for the U.S. economy.

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

By May, the manufacturing sector began to show signs of sustainable improvement, and consumer confidence rebounded from relatively low levels. These encouraging signs were supported by gains in the stock market, low inflation, moderating oil prices, rising productivity and legislation enacting new tax cuts. The Federal Reserve Board (the "Fed"), however, maintained its longstanding, cautious stance at its May meeting, saying economic risks were "weighted toward weakness over the foreseeable future."

Economic indicators continued to improve in June, including stronger consumer confidence and robust home sales, contributing to a higher than expected 3.3% annualized growth rate during the second quarter. Unfortunately, the unemployment rate climbed to 6.4%, its highest level in nine years, suggesting that the recovery might be a relatively jobless one. As a result, most investors expected the Fed to reduce interest rates at its meeting in late June. The Fed did not disappoint them, implementing its thirteenth rate-cut since January 2001 and reducing the federal funds rate by 25 basis points to 1%.

The ISM Manufacturing Index rose in July to a point that most analysts considered to be an indicator of economic expansion. In fact, new signs of economic strength created a sudden shift in investor sentiment amid rising concerns that potentially higher inflation and a ballooning federal budget deficit might lead to higher interest rates. As a result, prices of longer-term bonds plunged in July and early August, producing one of the most severe six-week declines in the history of the bond market. Although heightened volatility roiled the longer-term bond markets, money market yields remained relatively steady, anchored at the short end of the curve by the 1% federal funds rate.

The economy continued to improve in August and September as it became clearer that business investment and consumer spending were rebounding and inflation remained well under control. Jobless claims dropped in September to their lowest level in eight months, and sales at department stores rose as consumers spent their tax refunds. On the other hand, new data indicated that businesses still were not confident that the economic recovery is sustainable. Nonetheless, it was later estimated that the economy grew at a robust 7.2% annualized rate during the third quarter of 2003.

Economic indicators in October suggested that the economy continued to improve. Nonetheless, at its meeting in late October, the Fed chose to maintain its current monetary policy, saying that "the probability, though minor, of an unwelcome fall in inflation exceeds that of a rise in inflation from its already low level" and that "policy accommodation can be maintained for a considerable period."

What is the fund's current strategy?

The Fed' s recent comments suggest to us that short-term interest rates are likely to remain at current levels for the foreseeable future. While we generally have maintained the fund's weighted average maturity in a range we consider "neutral," this strategy allows us the flexibility to invest at the longer end of the yield curve should opportunities arise. We would consider adjusting our strategies as economic and market conditions evolve.

November 17, 2003

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELD PROVIDED REFLECTS THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S YIELD WOULD HAVE BEEN LOWER.

                                                             The Fund

STATEMENT OF INVESTMENTS


October 31, 2003 (Unaudited)

                                                                                           Principal
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--23.0%                                             Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Barclays Bank PLC (London)

   1.11%, 3/10/2004                                                                          20,000,000               20,000,701

Citibank N.A.

   1.08%, 1/5/2004                                                                           20,000,000               20,000,000

Landesbank Baden-Wuerttemberg (Yankee)

   1.06%, 11/20/2003                                                                         20,000,000               20,000,053

Natexis Banques Populaires (Yankee)

   1.08%, 12/12/2003                                                                         20,000,000               19,999,886

Swedbank (Yankee)

   1.09%, 1/21/2004                                                                          10,000,000  (a)           9,999,888

Westdeutsche Landesbank Girozentrale (Yankee)

   1.11%, 3/19/2004                                                                          20,000,000               20,000,000

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

   (cost $110,000,528)                                                                                               110,000,528
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER--26.1%
------------------------------------------------------------------------------------------------------------------------------------

Allied Irish Banks N.A.

   1.05%, 1/5/2004                                                                           25,000,000               24,953,056

Bank of Ireland

   1.06%, 11/10/2003                                                                         20,000,000               19,994,725

HBOS Treasury Services PLC

   1.09%, 1/14/2004                                                                          20,000,000               19,955,394

Morgan Stanley & Co. Inc.

   1.05%, 12/18/2003                                                                         20,000,000               19,972,583

MPS U.S. Commercial Paper Corp.

   1.06%, 11/3/2003                                                                          20,000,000               19,998,822

UBS Finance Delaware LLC

   1.04%, 11/3/2003                                                                          20,000,000               19,998,845

TOTAL COMMERCIAL PAPER

   (cost $124,873,425)                                                                                               124,873,425
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE NOTES--5.2%
------------------------------------------------------------------------------------------------------------------------------------

General Electric Capital Corp.

  1.11%, 11/7/2003

   (cost $25,000,619)                                                                        25,000,000  (a)          25,000,619
------------------------------------------------------------------------------------------------------------------------------------

PROMISSORY NOTES--4.2%
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Group Inc.

  1.21%, 4/14/2004

   (cost $20,000,000)                                                                        20,000,000  (b)          20,000,000


                                                                                           Principal
SHORT-TERM BANK NOTES--10.4%                                                               Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

BNP Paribas

   1.06%, 6/16/2004                                                                          25,000,000  (a)          24,996,860

Bank One N.A.

   1.05%, 2/24/2004                                                                          25,000,000  (a)          24,999,208

TOTAL SHORT-TERM BANK NOTES

   (cost $49,996,068)                                                                                                 49,996,068
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES--20.9%
------------------------------------------------------------------------------------------------------------------------------------

Federal Home Loan Mortgage Corp., Discount Notes

   1.08%--1.13%, 11/20/2003--2/20/2004                                                       50,000,000               49,899,483

Federal National Mortgage Association, Floating Rate Notes

   1.03%, 1/10/2005                                                                          25,000,000  (a)          24,985,070

Student Loan Marketing Association, Notes

   1.01%, 7/21/2004                                                                          25,000,000               25,000,000

TOTAL U.S. GOVERNMENT AGENCIES

   (cost $99,884,553)                                                                                                 99,884,553
------------------------------------------------------------------------------------------------------------------------------------

TIME DEPOSITS--10.4%
------------------------------------------------------------------------------------------------------------------------------------

Branch Banking & Trust Co. Inc. (Grand Cayman)

   1.03%, 11/3/2003                                                                           9,950,000                9,950,000

Rabobank Nederland (Grand Cayman)

   1.03%, 11/3/2003                                                                          20,000,000               20,000,000

Societe Generale (Grand Cayman)

   1.03%, 11/3/2003                                                                          20,000,000               20,000,000

TOTAL TIME DEPOSITS

   (cost $49,950,000)                                                                                                 49,950,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $479,705,193)                                                            100.2%              479,705,193

LIABILITIES, LESS CASH AND RECEIVABLES                                                            (.2%)                (733,188)

NET ASSETS                                                                                       100.0%              478,972,005

(A) VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

(B)  THIS NOTE WAS ACQUIRED FOR INVESTMENT, AND NOT WITH THE INTENT TO
DISTRIBUTE OR SELL. SECURITY RESTRICTED AS TO PUBLIC RESALE. THIS SECURITY WAS
ACQUIRED ON 10/16/2003 AT A COST PAR VALUE. AT OCTOBER 31, 2003, THE VALUE OF
THIS SECURITY WAS $20,000,000 OR 4.2% OF NET ASSETS AND IS VALUED AT AMORTIZED
COST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------
ASSETS ($):

Investments in securities--See Statement of
Investments                                           479,705,193   479,705,193

Interest receivable                                                     300,024

                                                                    480,005,217
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            54,597

Cash overdraft due to Custodian                                         844,980

Accrued expenses                                                        133,635

                                                                      1,033,212
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      478,972,005
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     478,972,183

Accumulated net realized gain (loss) on investments                       (178)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      478,972,005

NET ASSET VALUE PER SHARE

--------------------------------------------------------------------------------

CLASS A SHARES

Net Assets ($)                                                       71,468,054

Shares Outstanding                                                   71,468,076

NET ASSET VALUE PER SHARE ($)                                              1.00
--------------------------------------------------------------------------------

CLASS B SHARES

Net Assets ($)                                                      357,749,197

Shares Outstanding                                                  357,749,333

NET ASSET VALUE PER SHARE ($)                                              1.00
--------------------------------------------------------------------------------

CLASS C SHARES

Net Assets ($)                                                       46,306,791

Shares Outstanding                                                   46,306,809

NET ASSET VALUE PER SHARE ($)                                              1.00
--------------------------------------------------------------------------------

CLASS D SHARES

Net Assets ($)                                                        3,447,963

Shares Outstanding                                                    3,447,965

NET ASSET VALUE PER SHARE ($)                                              1.00

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Six Months Ended October 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      3,115,521

EXPENSES:

Management fee--Note 2(a)                                              275,040

Administrative service fees--Note 2(c)                                 590,922

Omnibus account service fees--Note 2(d)                                275,040

Distribution plan fees--Note 2(b)                                       75,383

TOTAL EXPENSES                                                       1,216,385

Less--waiver of fees due to undertakings--Note 2(b)                    (4,525)

NET EXPENSES                                                         1,211,860

INVESTMENT INCOME--NET                                               1,903,661
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($)                   (178)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 1,903,483

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                         October 31, 2003           Year Ended
                                              (Unaudited)     April 30, 2003(a)
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment Income--net                          1,903,661           5,819,217

Net realized gain (loss) on investments             (178)               --

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    1,903,483           5,819,217
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                  (357,925)            (770,838)

Class B shares                                (1,428,218)          (4,567,372)

Class C shares                                  (112,960)            (476,102)

Class D shares                                    (4,558)              (4,905)

TOTAL DIVIDENDS                               (1,903,661)          (5,819,217)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

Class A shares                                257,522,022         410,527,351

Class B shares                                472,187,061       1,679,837,354

Class C shares                                 62,829,310         139,289,581

Class D shares                                  9,303,478           8,234,790

Dividends reinvested:

Class A shares                                     74,086             54,837

Class B shares                                    206,869            827,797

Class C shares                                     88,356            458,218

Class D shares                                      4,539              4,905

Cost of shares redeemed:

Class A shares                              (251,436,677)        (345,298,543)

Class B shares                              (590,874,638)      (1,204,460,112)

Class C shares                               (76,998,635)         (79,385,020)

Class D shares                                (7,144,395)          (6,980,351)

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS               (124,238,624)         603,110,807

TOTAL INCREASE (DECREASE) IN NET ASSETS     (124,238,802)         603,110,807
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           603,210,807              100,000

END OF PERIOD                                 478,972,005          603,210,807

(A)  FROM MAY 1, 2002 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2003.

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal period indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                             Six Months Ended
                                             October 31, 2003        Year Ended
CLASS A SHARES                                    (Unaudited)  April 30, 2003(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                     1.00           1.00

Investment Operations:

Investment income--net                                   .005           .014

Distributions:

Dividends from investment income--net                   (.005)         (.014)

Net asset value, end of period                           1.00           1.00
--------------------------------------------------------------------------------

TOTAL RETURN (%)                                        .93(b)           1.42
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                 .20(b)            .18

Ratio of net investment income
   to average net assets                                .93(b)           1.39

Decrease reflected in above expense ratios
   due to undertakings by The Dreyfus Corporation          --             .02
--------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                  71,468          65,309

(A) FROM MAY 1, 2002 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2003.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                             Six Months Ended
                                             October 31, 2003        Year Ended
CLASS B SHARES                                    (Unaudited)  April 30, 2003(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                    1.00          1.00

Investment Operations:

Investment income--net                                  .003          .012

Distributions:

Dividends from investment income--net                  (.003)        (.012)

Net asset value, end of period                          1.00          1.00
--------------------------------------------------------------------------------

TOTAL RETURN (%)                                         .67(b)       1.18
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                  .45(b)        .42

Ratio of net investment income
   to average net assets                                 .68(b)       1.12

Decrease reflected in above expense ratios due to
   undertakings by The Dreyfus Corporation                  --         .03
--------------------------------------------------------------------------------
Net Assets, end of period ($ X 1,000)                  357,749     476,230

(A) FROM MAY 1, 2002 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2003.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


                                            Six Months Ended
                                            October 31, 2003       Year Ended
CLASS C SHARES                                    (Unaudited)  April 30, 2003(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                    1.00          1.00

Investment Operations:

Investment income--net                                  .002          .010

Distributions:

Dividends from investment income--net                  (.002)        (.010)

Net asset value, end of period                          1.00          1.00
--------------------------------------------------------------------------------

TOTAL RETURN (%)                                       .44(b)          .98
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                .70(b)          .62

Ratio of net investment income
   to average net assets                               .43(b)          .96

Decrease reflected in above expense ratios due to
   undertakings by The Dreyfus Corporation                --           .08
--------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                  46,307       60,388

(A) FROM MAY 1, 2002 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2003.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                           Six Months Ended
                                           October 31, 2003        Year Ended
CLASS D SHARES                                   (Unaudited)  April 30, 2003(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                    1.00          1.00

Investment Operations:

Investment income--net                                  .002          .007

Distributions:

Dividends from investment income--net                  (.002)        (.007)

Net asset value, end of period                          1.00          1.00
--------------------------------------------------------------------------------

TOTAL RETURN (%)                                         .34(b)        .72
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                  .80(b)        .87

Ratio of net investment income
   to average net assets                                 .30(b)        .62

Decrease reflected in above expense ratios due to
   undertakings by The Dreyfus Corporation               .30(b)        .23
--------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                   3,448        1,284

(A) FROM MAY 1, 2002 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2003.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

CitizensSelect Prime Money Market Fund (the "fund") is a separate, diversified series of CitizensSelect Funds (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company currently offering two series, including the fund. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as each fund' s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A. (" Mellon" ), which is a wholly-owned subsidiary of Mellon Financial Corporation. The Company has entered into an Administrative Service Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. ("Citizens").

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the funds' shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each share class is subject to an omnibus account services fee. The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $7,418 during the period October 31, 2003 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of each fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gain.


(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2003, was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions with Affiliates:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10 of 1% of the value of the fund's average daily net assets and is payable monthly. The Manager has agreed to pay all of the fund's expenses except the management fee, interest, taxes, brokerage fees, Rule 12b-1 distribution plan fees, administrative services plan fee, omnibus account services plan fee, fees and expenses of Board members who are not " interested persons" under the Act (" non-interested persons" ), fees of independent counsel to the non-interested persons and extraordinary expenses

(B) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25 of 1% of the value of the average daily net assets of Class C shares and .65 of 1% of the value of the average daily net assets of Class D shares. The Distributor may pay all or a part of the fees paid pursuant to the Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of
                                                                       The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

others. The fees payable under each Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2003, Class C and Class D shares were charged $65,578 and $9,805, respectively, pursuant to the Plan. The Distributor had undertaken from May 1, 2003 through October 31, 2003 to waive a portion of 12b-1 fees. The reduction in 12b-1 fees, pursuant to the undertaking amounted to $4,525 for Class D.

(C) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25 of 1% of the value of the average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended October 31, 2003, Class B, Class C and Class D shares were charged $521,573, $65,578 and $3,771, respectively, pursuant to the Administrative Services Plan.

(D) Under the Omnibus Account Services Agreement, each fund pays Citizens at an annual rate of .10 of 1% of the value of their average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the funds may reasonably request. During the period ended October 31, 2003, Class A, Class B, Class C and Class D shares were charged $38,671, $208,629, $26,231 and $1,509, respectively, pursuant to the Omnibus Account Services Agreement.


(E) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $8,000, an attendance fee of $2,000 for each in-person meeting and $500 for telephone meetings. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. All Board fees are allocated among the funds in the Fund Group in proportion to each fund's relative net assets.

                                                              The Fund

NOTES

                                        For More Information

                                         INVESTMENT ADVISER

                                         The Dreyfus Corporation
                                         200 Park Avenue
                                         New York, NY 10166

                                        CUSTODIAN

                                        The Bank of New York
                                        100 Church Street
                                        New York, NY 10286

                                        TRANSFER AGENT &
                                        DIVIDEND DISBURSING AGENT

                                        Dreyfus Transfer, Inc.
                                        200 Park Avenue
                                        New York, NY 10166

                                        DISTRIBUTOR

                                        Dreyfus Service Corporation
                                        200 Park Avenue
                                        New York, NY 10166

BY TELEPHONE
Call your Citizens Registered
Representative or
1-800-242-2224.

BY MAIL, WRITE TO:
CitizensSelect
875 Elm Street NE0212
Manchester, NH  03101




CITIZENSSELECT FUNDS
CITIZENSSELECT TREASURY MONEY MARKET FUND

SEMIANNUAL REPORT  October 31, 2003




The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                             7   Statement of Assets and Liabilities

                             8   Statement of Operations

                             9   Statement of Changes in Net Assets

                            10   Financial Highlights

                            14   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                 CitizensSelect
                                                     Treasury Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for CitizensSelect Treasury Money Market Fund covers the six-month period from May 1, 2003, through October 31, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Patricia A. Larkin.

Recent estimates of greater than expected U.S. Gross Domestic Product annualized growth during the third quarter of 2003 suggest that the economy has started to turn the corner. Tax cuts and low mortgage rates have put cash in consumers' pockets, and corporations have begun to increase spending and investment. After several years of falling interest rates, longer-term bond yields have begun to creep upward. However, the Federal Reserve Board has repeatedly affirmed its commitment to low short-term interest rates, and yields of money market
instruments    have    remained    near    historical    lows.

We have seen strong quarters before, only to be disappointed when growth proved unsustainable. Based on recent data, we are cautiously optimistic about the current economic environment. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest investments that are right for your current needs, future goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter

Chairman and Chief Executive Officer

The Dreyfus Corporation

November 17, 2003




DISCUSSION OF FUND PERFORMANCE

Patricia A. Larkin, Senior Portfolio Manager

How did CitizensSelect Treasury Money Market Fund perform during the period?

During the six-month period ended October 31, 2003, the fund produced annualized yields of 0.79% for Class A shares, 0.54% for Class B shares, 0.28% for Class C shares and 0.20% for Class D shares. Taking into account the effects of compounding, the fund also produced annualized effective yields of 0.79% for Class A shares, 0.54% for Class B shares, 0.28% for Class C shares and 0.20% for Class D shares.(1)

What is the fund's investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests only in securities issued or guaranteed as to principal and interest by the U.S. government.

What other factors influenced the fund's performance?

Before the reporting period began, a number of factors had taken their toll on the U.S. economy, and U.S. gross domestic product ("GDP") grew by just 1.4% during the first quarter of 2003. However, after it became clear that major combat in Iraq would be over quickly, investors became more optimistic. Yields began to rise at the longer end of the curve as investors' attention returned to the prospects for the U.S. economy.

By May, the manufacturing sector began to show signs of sustainable improvement, and consumer confidence rebounded from relatively low levels. These encouraging signs were supported by gains in the stock market, low inflation, moderating oil prices, rising productivity and legislation enacting new tax cuts. The Federal Reserve Board (the

                                                                The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

"Fed"), however,  maintained  its  longstanding,  cautious  stance  at its May
meeting,   saying  economic  risks  were  "weighted  toward  weakness  over  the foreseeable future."

Economic indicators continued to improve in June, including stronger consumer confidence and robust home sales, contributing to a higher than expected 3.3% annualized growth rate during the second quarter. Unfortunately, the unemployment rate climbed to 6.4%, its highest level in nine years, suggesting that the recovery might be a relatively jobless one. As a result, most investors expected the Fed to reduce interest rates at its meeting in late June. The Fed did not disappoint them, implementing its thirteenth rate-cut since January 2001 and reducing the federal funds rate by 25 basis points to 1%.

The ISM Manufacturing Index rose in July to a point that most analysts considered to be an indicator of economic expansion. In fact, new signs of economic strength created a sudden shift in investor sentiment amid rising concerns that potentially higher inflation and a ballooning federal budget deficit might lead to higher interest rates. As a result, prices of longer-term bonds plunged in July and early August, producing one of the most severe six-week declines in the history of the bond market. Although heightened volatility roiled the longer-term bond markets, money market yields remained relatively steady, anchored at the short end of the curve by the 1% federal funds rate.

The economy continued to improve in August and September as it became clearer that business investment and consumer spending were rebounding, and inflation remained well under control. Jobless claims dropped in September to their lowest level in eight months, and sales at department stores rose as consumers spent their tax refunds. On the other hand, new data indicated that businesses still were not confident that the economic recovery is sustainable. Nonetheless, it was later estimated that the economy grew at a robust 7.2% annualized rate during the third quarter of 2003.


Economic indicators in October suggested that the economy continued to improve. Nonetheless, at its meeting in late October, the Fed chose to maintain its current monetary policy, saying that "the probability, though minor, of an unwelcome fall in inflation exceeds that of a rise in inflation from its already low level" and that "policy accommodation can be maintained for a considerable period."

What is the fund's current strategy?

The Fed' s recent comments suggest to us that short-term interest rates are likely to remain at current levels for the foreseeable future. While we generally have maintained the fund's weighted average maturity in a range we consider "neutral," this strategy allows us the flexibility to invest at the longer end of the yield curve should opportunities arise. We would consider adjusting our strategies as economic and market conditions evolve.

November 17, 2003

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                             The Fund

STATEMENT OF INVESTMENTS

October 31, 2003 (Unaudited)



                                                                          Annualized
                                                                            Yield on
                                                                             Date of             Principal
U.S. TREASURY BILLS--95.5%                                               Purchase (%)            Amount ($)            Value ($)
------------------------------------------------------------------------------------------------------------------------------------

11/6/2003                                                                         .90            15,651,000           15,649,053

11/13/2003                                                                        .86             2,572,000            2,571,263

11/20/2003                                                                        .93            49,633,000           49,608,769

11/28/2003                                                                        .93           163,812,000          163,697,254

12/4/2003                                                                         .93            38,000,000           37,967,642

12/11/2003                                                                        .90            57,876,000           57,817,926

12/18/2003                                                                        .85            27,339,000           27,308,513

1/2/2004                                                                          .92            45,136,000           45,064,364

1/15/2004                                                                         .92            33,526,000           33,461,576

1/22/2004                                                                         .93            10,000,000            9,978,816

TOTAL U.S. TREASURY BILLS
   (cost $443,125,176)                                                                                               443,125,176
------------------------------------------------------------------------------------------------------------------------------------


U.S. TREASURY NOTES--4.4%
--------------------------------------------------------------------------------

7.25%, 5/15/2004
   (cost $20,665,601)                                                             .64            20,000,000           20,665,601
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $463,790,777)                                                                 99.9%          463,790,777

CASH AND RECEIVABLES (NET)                                                                              .1%              343,125

NET ASSETS                                                                                           100.0%          464,133,902

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           463,790,777    463,790,777

Interest receivable                                                     665,109

                                                                    464,455,886
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            33,994

Cash overdraft due to Custodian                                         198,336

Accrued expenses                                                         89,654

                                                                        321,984
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      464,133,902
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     464,134,089

Accumulated net realized gain (loss) on investments                       (187)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      464,133,902

NET ASSET VALUE PER SHARE

--------------------------------------------------------------------------------

CLASS A SHARES

Net Assets ($)                                                       86,217,629

Shares Outstanding                                                   86,217,751

NET ASSET VALUE PER SHARE ($)                                              1.00
--------------------------------------------------------------------------------

CLASS B SHARES

Net Assets ($)                                                      359,874,874

Shares Outstanding                                                  359,874,845

NET ASSET VALUE PER SHARE ($)                                              1.00
--------------------------------------------------------------------------------

CLASS C SHARES

Net Assets ($)                                                       17,898,978

Shares Outstanding                                                   17,899,072

NET ASSET VALUE PER SHARE ($)                                              1.00
--------------------------------------------------------------------------------

CLASS D SHARES

Net Assets ($)                                                          142,421

Shares Outstanding                                                      142,421

NET ASSET VALUE PER SHARE ($)                                              1.00

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      1,607,518

EXPENSES:

Management fee--Note 2(a)                                              163,448

Administrative service fees--Note 2(c)                                 309,996

Omnibus account service fees--Note 2(d)                                163,448

Distribution plan fees--Note 2(b)                                       20,932

TOTAL EXPENSES                                                         657,824

Less--waiver of fees due to undertakings--Note 2(b)                      (111)

NET EXPENSES                                                           657,713

INVESTMENT INCOME--NET                                                 949,805
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($)                   1,085

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   950,890

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                         October 31, 2003          Year Ended
                                              (Unaudited)    April 30, 2003(a)
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment Income--net                            949,805           2,021,813

Net realized gain (loss) on investments             1,085              (1,272)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      950,890           2,020,541
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                  (309,655)            (650,927)

Class B shares                                  (616,843)          (1,226,618)

Class C shares                                   (23,249)            (143,629)

Class D shares                                       (58)                (639)

TOTAL DIVIDENDS                                 (949,805)          (2,021,813)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

Class A shares                                 79,002,092         404,155,516

Class B shares                                572,719,260         950,934,669

Class C shares                                 16,609,279          62,983,376

Class D shares                                    230,317           1,862,746

Dividends reinvested:

Class A shares                                     92,850             47,736

Class B shares                                     39,663            181,392

Class C shares                                     15,330            130,301

Class D shares                                         58                639

Cost of shares redeemed:

Class A shares                               (66,234,528)        (330,870,915)

Class B shares                              (411,672,154)        (752,352,985)

Class C shares                               (14,052,925)         (47,811,289)

Class D shares                                  (126,856)          (1,849,483)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS           176,622,386          287,411,703

TOTAL INCREASE (DECREASE) IN NET ASSETS      176,623,471          287,410,431
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           287,510,431              100,000

END OF PERIOD                                 464,133,902          287,510,431

(A)  FROM MAY 1, 2002 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2003

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                             Six Months Ended
                                             October 31, 2003       Year Ended
CLASS A SHARES                                    (Unaudited)  April 30, 2003(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                    1.00           1.00

Investment Operations:

Investment income--net                                  .004           .013

Distributions:

Dividends from investment income--net                  (.004)          (.013)

Net asset value, end of period                          1.00           1.00
--------------------------------------------------------------------------------

TOTAL RETURN (%)                                        .79(b)         1.32
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                  .20(b)         .19

Ratio of net investment income
   to average net assets                                 .79(b)        1.24

Decrease reflected in above expense ratios
   due to undertakings by The Dreyfus Corporation           --          .01
--------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                   86,218       73,357

(A) FROM MAY 1, 2002 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2003.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


                                            Six Months Ended
                                             October 31, 2003     Year Ended
CLASS B SHARES                                    (Unaudited) April 30, 2003(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                   1.00           1.00

Investment Operations:

Investment income--net                                 .003           .011

Distributions:

Dividends from investment income--net                 (.003)         (.011)

Net asset value, end of period                         1.00            1.00
--------------------------------------------------------------------------------

TOTAL RETURN (%)                                        .54(b)         1.08
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                 .45(b)          .42

Ratio of net investment income
   to average net assets                                .53(b)          .99

Decrease reflected in above expense ratios due to
   undertakings by The Dreyfus Corporation                --            .03
--------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                 359,875       198,787

(A) FROM MAY 1, 2002 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2003.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                            Six Months Ended
                                            October 31, 2003      Year Ended
CLASS C SHARES                                   (Unaudited)  April 30, 2003(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                  1.00           1.00

Investment Operations:

Investment income--net                                .001           .009

Distributions:

Dividends from investment income--net                (.001)         (.009)

Net asset value, end of period                        1.00           1.00
--------------------------------------------------------------------------------

TOTAL RETURN (%)                                      .28(b)          .88
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets               .70(b)          .61

Ratio of net investment income
   to average net assets                              .28(b)          .89

Decrease reflected in above expense ratios due to
   undertakings by The Dreyfus Corporation                --          .09
--------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                  17,899      15,327

(A) FROM MAY 1, 2002 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2003.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


                                             Six Months Ended
                                             October 31, 2003        Year Ended
CLASS D SHARES                                    (Unaudited)  April 30, 2003(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                      1.00            1.00

Investment Operations:

Investment income--net                                    .001            .006

Distributions:

Dividends from investment income--net                   (.001)          (.006)

Net asset value, end of period                            1.00           1.00
--------------------------------------------------------------------------------

TOTAL RETURN (%)                                        .20(b)            .62
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                 .78(b)            .89

Ratio of net investment income
   to average net assets                                .17(b)            .45

Decrease reflected in above expense ratios due to
   undertakings by The Dreyfus Corporation              .32(b)            .21
--------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                     142              39

(A) FROM MAY 1, 2002 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2003.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

CitizensSelect   Treasury  Money  Market  Fund  (the  "fund" ) is  a  separate, diversified series of CitizensSelect Funds (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company currently offering two series, including the fund. The fund' s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager" ) serves as each fund' s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A. ("Mellon"), which is a wholly-owned subsidiary of Mellon Financial Corporation. The Company has entered into an Administrative Service Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. ("Citizens").

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the funds' shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each share class is subject to an omnibus account services fee. The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of each fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

The fund has an unused capital loss carryover of $1,272 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2003. If not applied, the carryover expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2003, was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10 of 1% of the value of the fund's average daily net assets and is payable monthly. The Manager has agreed to pay all of the fund's expenses except the management fee, interest, taxes, brokerage fees, Rule 12b-1 distribution plan fees, administrative services plan fee, omnibus account services plan fee, fees and expenses of Board members who are not " interested persons" under the Act (" non-interested persons" ), fees of independent counsel to the non-interested persons and extraordinary expenses.

(B) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25 of 1% of the value of the average daily net assets of Class C shares and .65 of 1% of the value of the average daily net assets of Class D shares. The Distributor may pay all or a part of the fees paid pursuant to the Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others. The fees payable under each Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2003

Class C and Class D shares were charged $20,709 and $223, respectively, pursuant to the Plan. The Distributor had undertaken from May 1, 2003 through October 31, 2003 to waive a portion of 12b-1 fees. The reduction in 12b-1 fees, pursuant to the undertaking amounted to $111 for Class D.

(C) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25 of 1% of the value of the average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended October 31, 2003, Class B, Class C and Class D shares were charged $289,201, $20,709 and $86, respectively, pursuant to the Administrative Services Plan.

(D) Under the Omnibus Account Services Agreement, each fund pays Citizens at an annual rate of .10 of 1% of the value of their average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the funds may reasonably request. During the period ended October 31, 2003, Class A, Class B, Class C and Class D shares were charged $39,450, $115,680, $8,284 and $34, respectively, pursuant to the Omnibus Account Services Agreement.

(E) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $8,000, an attendance fee of $2,000 for each in-person meeting and $500 for telephone meetings. The Chairman of

                                                                The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

the Board receives an additional 25% of such compensation. Subject to the Company' s Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. All Board fees are allocated among the funds in the Fund Group in proportion to each fund's relative net assets.


NOTES

                                        FOR MORE INFORMATION

                                        INVESTMENT ADVISER

                                        The Dreyfus Corporation
                                        200 Park Avenue
                                        New York, NY 10166

                                        CUSTODIAN

                                        The Bank of New York
                                        100 Church Street
                                        New York, NY 10286

                                        TRANSFER AGENT &
                                        DIVIDEND DISBURSING AGENT

                                        Dreyfus Transfer, Inc.
                                        200 Park Avenue
                                        New York, NY 10166

                                        DISTRIBUTOR

                                        Dreyfus Service Corporation
                                        200 Park Avenue
                                        New York, NY 10166

BY TELEPHONE
Call your Citizens
Registered Representative
or 1-800-242-2224.

BY MAIL, WRITE TO:
CitizensSelect
875 Elm Street NE0212
Manchester, NH  03101




ITEM 2. CODE OF ETHICS.

            Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

            Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.


                                         SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By:   /s/Stephen E. Canter
      ____________________
      Stephen E. Canter
      President

Date:  December 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/Stephen E. Canter
      _________________________
      Stephen E. Canter
      Chief Executive Officer

Date:  December 29, 2003

By:   /s/James Windels
      ________________________
      James Windels
      Chief Financial Officer

Date:  December 29, 2003

                                       EXHIBIT INDEX

     (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

     (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)